DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
DEBT OBLIGATIONS	DEBT OBLIGATIONS
The partnership’s debt obligations include the following:

	Dec. 31, 2023		Dec. 31, 2022
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	7.36%	$3,251	6.19%	$3,090
Brookfield Property Partners’ corporate bonds	4.67%	1,887	4.12%	1,847
BPYU term debt	7.96%	1,366	6.90%	1,514
Brookfield Properties Retail Holding LLC senior secured notes	5.20%	1,695	5.20%	1,695
Brookfield Properties Retail Holding LLC corporate facility	8.21%	508	7.17%	320
Brookfield Properties Retail Holding LLC junior subordinated notes	7.07%	198	5.86%	192
Subsidiary borrowings	6.85%	47	7.10%	458

Secured debt obligations:
Funds subscription credit facilities(1)	7.38%	3,638	6.19%	4,177
Fixed rate	4.40%	28,417	4.47%	16,155
Variable rate	8.05%	28,049	6.99%	29,416
Deferred financing costs		(344)		(302)
Total debt obligations		$68,712		$58,562

Current		$28,662		$19,704
Non-current		40,050		38,858
Total debt obligations		$68,712		$58,562
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.

The partnership generally believes that it will be able to either extend the maturity date, repay, or refinance the debt that is scheduled to mature in 2024 to 2025, however, excluding debt obligations on assets in receivership, the partnership has suspended contractual payment on approximately 1% of its non-recourse mortgages. The partnership is currently engaging respective creditors for certain assets with these negotiations. The partnership has, in certain instances, transferred properties securing these loans to the lenders. It is possible that certain additional properties securing these loans could be transferred to the lenders if the partnership is unsuccessful in ongoing negotiations with creditors.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2023			Dec. 31, 2022
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. dollars	$43,788		$43,788	$44,049		$44,049
Euros	7,409		€6,711	96		€90
British pounds	6,240		£4,902	5,079		£4,203
Canadian dollars	3,967	C$	5,257	4,027	C$	5,455
Indian rupees	2,226	Rs	185,506	1,777	Rs	146,860
South Korean won	1,756	₩	2,280,000	1,808	₩	2,280,000
Brazilian reais	1,731	R$	8,380	554	R$	2,888
Australian dollars	1,310	A$	1,923	1,300	A$	1,908
Other currencies	629			174
Deferred financing costs	(344)			(302)
Total debt obligations	$68,712			$58,562

The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2022	Debt obligation issuance, net of repayments	Assumed from business combinations	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Acquisition of Foreign Investments(1)	Other	Dec. 31, 2023
Debt obligations	$58,562	(1,304)	444	(372)	220	652	10,674	(164)	$68,712
(1)See Note 32, Related Parties for further information on the Acquisition of Foreign Investments.